FUNDS HELD FOR CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Summary Of Funds Held For Customers

Funds held for customers consisted of the following as of the dates presented (in thousands):

	June 30, 2019	March 31, 2020
Restricted cash and other receivables	$470,971	$346,327
Restricted cash equivalents	424,219	442,300
Corporate bonds	302,070	469,071
Certificates of deposit	105,377	78,714
U.S. treasury securities	30,960	19,419

Total funds held for customers	1,333,597	1,355,831
Less—income earned by the Company included in other current assets	(4,291)	(2,279)

Total funds held for customers, net of income earned by the Company	$1,329,306	$1,353,552

Funds held for customers consisted of the following (in thousands):

	June 30,
	2018	2019
Restricted cash and other receivables	$261,555	$470,971
Restricted cash equivalents	303,650	424,219
Corporate bonds	166,570	302,070
Certificates of deposit	185,360	105,377
U.S. Treasury securities	-	30,960

Total funds held for customers	917,135	1,333,597
Less—income earned by the Company included in other current assets	(2,122)	(4,291)

Total funds held for customers, net of income earned by the Company	$915,013	$1,329,306

Summary Of Fair Value Of Funds Held For Customers Invested In Short Term Marketable Debt Securities

Below is a summary of the fair value of funds held for customers that were invested in short-term marketable debt securities as of the dates presented (in thousands):

	June 30, 2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$301,755	$327	$(12)	$302,070
Certificates of deposit	105,297	81	(1)	105,377
U.S. treasury securities	30,927	33	—	30,960

Total	$437,979	$441	$(13)	$438,407

	March 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$469,504	$505	$(938)	$469,071
Certificates of deposit	78,753	97	(136)	78,714
U.S. treasury securities	19,238	181	—	19,419

Total	$567,495	$783	$(1,074)	$567,204

Below is a summary of the fair value of funds held for customers that were invested in short-term marketable debt securities (in thousands):

	June 30, 2018
	Amortized cost basis	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$166,641	$11	$(82)	$166,570
Certificates of deposit	185,418	19	(77)	185,360

Total	$352,059	$30	$(159)	$351,930

	June 30, 2019
	Amortized cost basis	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$301,755	$327	$(12)	$302,070
Certificates of deposit	105,297	81	(1)	105,377
U.S. Treasury securities	30,927	33	-	30,960

Total	$437,979	$441	$(13)	$438,407

Schedule of Gross Unrealized Loss and Fair Values

The following tables present gross unrealized losses and fair values for those investments that were in an unrealized loss position as of the dates presented (in thousands):

	June 30, 2019
	Fair value	Unrealized losses
Corporate bonds	$46,065	$(12)
Certificates of deposit	12,027	(1)

Total	$58,092	$(13)

	March 31, 2020
	Fair value	Unrealized losses
Corporate bonds	$235,152	$(938)
Certificates of deposit	33,966	(136)

Total	$269,118	$(1,074)

The following tables present gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2018 and 2019 (in thousands):

	June 30, 2018
	Fair value	Unrealized Losses
Corporate bonds	$67,013	$(82)
Certificates of deposit	80,515	(77)

Total	$147,528	$(159)

	June 30, 2019
	Fair value	Unrealized Losses
Corporate bonds	$46,065	$(12)
Certificates of deposit	12,027	(1)

Total	$58,092	$(13)